Long-Term Loans From Banking Institutions (Summary Of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt, Total	$ 176	$ 216
Less-current maturities	(176)	(43)
Debt excluding current maturities		$ 173
Minimum [Member]
Debt Instrument [Line Items]
Interest rate	4.75%